Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,758,000
Previously Paid Amount	0.00
Total Fee Amount	269.15
Total Offset Amount	0.00
Net Fee	269.15
Narrative - Max Aggregate Offering Price	$ 1,758,000
Final Prospectus	true